UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02688

Name of Fund:	BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2012

Date of reporting period: 09/30/2011

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.4%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$710	$765,245
County of Jefferson Alabama, RB, Series A:
5.25%, 1/01/17	1,000	991,420
5.25%, 1/01/20	500	481,005
4.75%, 1/01/25	260	230,792
		2,468,462
Alaska — 1.3%
Northern Tobacco Securitization Corp., RB, Asset Backed Series A:
4.63%, 6/01/23	1,315	1,200,845
5.00%, 6/01/46	1,620	1,019,077
		2,219,922
Arizona — 4.3%
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A:
6.63%, 7/01/20	125	97,854
6.75%, 7/01/29	300	202,026
Phoenix IDA Arizona, Refunding RB, America West Airlines Inc. Project, AMT, 6.30%, 4/01/23	1,000	855,880
Pima County IDA, IDRB, Tucson Electric Power, Series A, 6.38%, 9/01/29	780	799,094
Pima County IDA, RB, Tucson Electric Power, Series A, 5.25%, 10/01/40	1,390	1,324,448
Queen Creek Improvement District No. 1, Special Assessment Bonds, 5.00%, 1/01/32	450	432,778
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	750	681,570
5.00%, 12/01/37	3,180	2,819,865
University Medical Center Corp. Arizona, RB, 6.25%, 7/01/29	180	188,644
		7,402,159

Municipal Bonds	Par (000)	Value
Arkansas — 1.0%
Benton County Public Facilities Board, Refunding RB, BCCSO Project, Series A, 6.00%, 6/01/40	$750	$795,150
County of Little River Arkansas, Refunding RB, Georgia Pacific Corp. Project, AMT, 5.60%, 10/01/26	955	917,917
		1,713,067
California — 6.3%
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	265	283,598
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,000	1,048,300
Sutter Health, Series B, 6.00%, 8/15/42	1,000	1,091,140
California Pollution Control Financing Authority, RB, Waste Management Inc. Project, Series C, AMT, 5.13%, 11/01/23	750	771,285
California Pollution Control Financing Authority, Refunding RB, Waste Management Inc. Project, Series B, AMT, 5.00%, 7/01/27	1,000	1,003,390
California Statewide Communities Development Authority, RB:
John Muir Health, 5.13%, 7/01/39	425	423,406
Sutter Health, Series A, 6.00%, 8/15/42	400	436,456
California Statewide Communities Development Authority, Refunding RB:
American Baptist Homes of the West, 6.25%, 10/01/39	575	585,494
Senior Living, Southern California, 6.63%, 11/15/24	650	712,744
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	500	555,800

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
HDA	Housing Development Authority
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
City of Roseville California, Special Tax Bonds, Fiddyment Ranch Community Facilities District No. 1, 5.25%, 9/01/36	$465	$399,835
City of San Buenaventura California, RB, Community Memorial Health System, 7.50%, 12/01/41	1,335	1,358,523
City of San Jose California, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	310	337,181
6.50%, 5/01/42	760	822,479
Lammersville School District Community Facilities District, Special Tax Bonds, District No. 2002, Mountain House, 5.13%, 9/01/35	325	279,903
Roseville Finance Authority, Special Tax Bonds, Refunding, Senior Lien, Series A (AMBAC), 4.50%, 9/01/33	725	552,602
Temecula Public Financing Authority, Special Tax Bonds, Refunding, Harveston, Sub-Series B, 5.10%, 9/01/36	175	145,327
		10,807,463
Colorado — 0.7%
E-470 Public Highway Authority, Refunding RB, CAB, 6.93%, 9/01/35 (a)	1,305	255,754
Regional Transportation District, RB, Denver Transport Partners, 6.00%, 1/15/41	1,000	1,017,660
		1,273,414
Connecticut — 0.3%
Mohegan Tribe of Indians of Connecticut, RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	605	483,752
Delaware — 1.3%
County of Kent Delaware, Refunding RB, Charter School, Inc. Project, 7.38%, 5/01/37	860	883,865
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	1,480	1,366,129
		2,249,994
District of Columbia — 3.2%
District of Columbia, RB, Methodist Home District of Columbia, Series A:
7.38%, 1/01/30	310	315,329
7.50%, 1/01/39	500	508,690
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset- Backed:
6.50%, 5/15/33	1,510	1,541,665
6.75%, 5/15/40	385	367,648

Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports Authority, RB:
CAB, 2nd Senior Lien, Series B (AGC), 5.93%, 10/01/30 (a)	$3,005	$989,697
First Senior Lien, Series A, 5.00%, 10/01/39	85	88,935
First Senior Lien, Series A, 5.25%, 10/01/44	1,610	1,690,419
		5,502,383
Florida — 7.1%
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	315	327,417
Florida Housing Finance Corp., HRB, Willow Lake Apartments, Series J-1, AMT (AMBAC), 5.35%, 7/01/27	1,905	1,747,018
Highland Meadows Community Development District, Special Assessment Bonds, Series A, 5.50%, 5/01/36 (b)(c)	490	190,507
Hillsborough County IDA, RB:
National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	1,500	1,343,730
Tampa General Hospital Project, 5.25%, 10/01/41	1,000	963,470
Jacksonville Economic Development Commission, RB, Gerdau Ameristeel US Inc., AMT, 5.30%, 5/01/37	300	266,931
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood Center & NW Sector Projects, 8.00%, 5/01/40	515	522,153
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	1,450	1,530,171
Palm Beach County Health Facilities Authority, RB, Acts Retirement Life Community, 5.50%, 11/15/33	1,500	1,466,115
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28 (b)(c)	500	175,000
Sarasota County Health Facilities Authority, Refunding RB, Village On The Isle Project:
5.50%, 1/01/27	210	199,179
5.50%, 1/01/32	190	174,962
Sumter Landing Community Development District Florida, RB, Sub- Series B, 5.70%, 10/01/38	795	645,882
Tolomato Community Development District, Special Assessment Bonds, 6.65%, 5/01/40 (c)	700	436,415
Village Community Development District No. 9, Special Assessment Bonds, 7.00%, 5/01/41	1,770	1,871,863

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Watergrass Community Development District, Special Assessment Bonds, Series A, 5.38%, 5/01/39	$650	$324,207
		12,185,020
Georgia — 1.8%
Clayton County Development Authority, RB, Delta Air Lines Inc. Project, Series A, 8.75%, 6/01/29	635	732,771
County of Clayton Georgia, Tax Allocation Bonds, Ellenwood Project, 7.50%, 7/01/33	450	439,101
DeKalb County Hospital Authority Georgia, RB, Dekalb Medical Center Inc. Project, 6.13%, 9/01/40	1,240	1,260,782
Gainesville & Hall County Development Authority, Refunding RB, Acts Retirement Life Community, Series A- 2, 6.63%, 11/15/39	220	232,195
Richmond County Development Authority, RB, International Paper Co. Projects, Series A, AMT, 5.00%, 8/01/30	500	478,550
		3,143,399
Guam — 0.7%
Guam Government Waterworks Authority, Refunding RB, Water, 6.00%, 7/01/25	735	739,822
Territory of Guam, GO, Series A:
6.00%, 11/15/19	100	102,248
6.75%, 11/15/29	150	156,943
7.00%, 11/15/39	160	166,890
		1,165,903
Idaho — 0.2%
Power County Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	265	265,228
Illinois — 3.7%
City of Chicago Illinois, Refunding RB, American Airlines Inc. Project, 5.50%, 12/01/30	1,000	764,860
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC, Sub-Series A, 5.13%, 6/01/35 (b)(c)	90	49,362
Roosevelt University Project, 6.50%, 4/01/44	830	871,658
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	1,400	1,456,420
Friendship Village of Schaumburg, 7.13%, 2/15/39	1,000	989,200
Swedish Covenant, Series A, 6.00%, 8/15/38	1,000	1,007,770

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick, 5.99%, Series B (AGM), 6/15/44 (a)	$3,455	$501,182
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	355	379,122
6.00%, 6/01/28	390	404,145
		6,423,719
Indiana — 0.6%
Indiana Health Facility Financing Authority, Refunding RB, Methodist Hospital Inc.:
5.38%, 9/15/22	185	177,093
5.50%, 9/15/31	525	467,281
Vigo County Hospital Authority Indiana, RB, Union Hospital Inc. (d):
5.70%, 9/01/37	155	141,314
5.75%, 9/01/42	190	172,735
		958,423
Iowa — 0.3%
Iowa Finance Authority, Refunding RB, Development, Care Initiatives Project, Series A, 5.00%, 7/01/19	500	446,945
Kansas — 0.6%
Kansas Development Finance Authority, Refunding RB, Lifespace Communities Inc., Series S, 5.00%, 5/15/30	1,000	976,260
Kentucky — 1.6%
Kentucky Economic Development Finance Authority:
RB, Owensboro Medical Health System, Series A, 6.50%, 3/01/45	1,000	1,048,470
Refunding RB, Norton Healthcare Inc, Series B (NPFGC), 5.48%, 10/01/24 (a)	250	123,837
Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	1,050	1,095,675
Refunding RB, Owensboro Medical Health System, Series B, 6.38%, 3/01/40	395	411,361
		2,679,343
Louisiana — 1.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	1,000	1,048,080
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.75%, 5/01/41	645	680,082

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Parish of Saint John Baptist Louisiana, RB, Marathon Oil Corp., Series A, 5.13%, 6/01/37	$1,000	$982,270
		2,710,432
Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	1,075	1,099,499
Maryland — 3.3%
County of Howard Maryland, Refunding RB, Vantage House Facility, Series A, 5.25%, 4/01/33	500	367,860
Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	750	792,360
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	1,500	1,512,075
Transportation Facilities Project, Series A, 5.75%, 6/01/35	265	267,133
Maryland EDC, Refunding RB, CNX Marine Terminals Inc., 5.75%, 9/01/25	1,415	1,426,122
Maryland Health & Higher Educational Facilities Authority, RB, Washington Christian Academy, 5.25%, 7/01/18 (b)(c)	250	99,950
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Doctors Community Hospital, 5.75%, 7/01/38	890	803,679
Maryland State Energy Financing Administration, RB, Cogeneration, AES Warrior Run, 7.40%, 9/01/19	395	395,897
		5,665,076
Massachusetts — 1.0%
Massachusetts Development Finance Agency, RB:
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	350	373,772
Linden Ponds Inc. Facility, Series A, 5.75%, 11/15/35	500	279,005
Massachusetts Development Finance Agency, Refunding RB:
Eastern Nazarene College, 5.63%, 4/01/29	500	448,880
Tufts Medical Center, Series I, 6.75%, 1/01/36	510	545,771
		1,647,428

Municipal Bonds	Par (000)	Value
Michigan — 2.0%
Advanced Technology Academy, RB, 6.00%, 11/01/37	$275	$238,111
County of Wayne Michigan, GO, Building Improvement, Series A, 6.75%, 11/01/39	165	178,301
Garden City Hospital Finance Authority Michigan, Refunding RB, Garden City Hospital Obligation, Series A, 5.00%, 8/15/38	310	224,818
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39	1,710	1,745,448
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	915	1,085,968
		3,472,646
Missouri — 0.6%
City of Kansas City Missouri, Tax Allocation Bonds, Kansas City MainCor Project, Series A, 5.25%, 3/01/18	600	593,544
Kirkwood IDA Missouri, RB, Aberdeen Heights, Series A, 8.25%, 5/15/39	435	454,549
		1,048,093
Nevada — 0.0%
County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A, AMT (FGIC), 4.75%, 9/01/36	20	17,977
New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority, Refunding RB:
Dartmouth-Hitchcock, 6.00%, 8/01/38	435	471,692
Havenwood-Heritage Heights, Series A, 5.40%, 1/01/30	500	452,545
		924,237
New Jersey — 4.5%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	750	640,282
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	650	647,588
Cigarette Tax, 5.75%, 6/15/29	1,100	1,084,281
Cigarette Tax, 5.75%, 6/15/34	535	511,455
Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	1,380	1,398,658
Continental Airlines Inc. Project, AMT, 6.40%, 9/15/23	2,000	1,966,700
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 7.13%, 12/01/23	580	696,777

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association, 6.63%, 7/01/36 (b)(c)	$650	$7
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Joseph’s Healthcare System, 6.63%, 7/01/38	725	722,651
		7,668,399
New Mexico — 0.3%
City of Farmington New Mexico, Refunding RB, Arizona Public Service, Series A, 4.70%, 5/01/24	500	513,645
New York — 4.1%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	1,115	1,113,896
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/32	500	406,945
New York City Industrial Development Agency, RB, AMT:
American Airlines Inc., JFK International Airport, 8.00%, 8/01/28	235	239,700
British Airways Plc Project, 7.63%, 12/01/32	1,500	1,509,405
JetBlue Airways Corp. Project, 5.13%, 5/15/30	1,750	1,417,465
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	375	399,098
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	1,500	1,503,450
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	410	434,489
		7,024,448
North Carolina — 1.9%
North Carolina Medical Care Commission, RB, First Mortgage, Whitestone, Series A, 7.75%, 3/01/41	830	854,203
North Carolina Medical Care Commission, Refunding RB:
Carolina Village Project, 6.00%, 4/01/38	1,000	910,290

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Medical Care Commission, Refunding RB (concluded):
First Mortgage, Galloway Ridge Project, Series A, 6.00%, 1/01/39	$1,520	$1,451,296
		3,215,789
Ohio — 0.9%
State of Ohio, RB, Ford Motor Co. Project, AMT, 5.75%, 4/01/35	1,620	1,526,591
Pennsylvania — 4.2%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	2,140	1,804,962
City of Philadelphia Pennsylvania, RB, Ninth Series, 5.25%, 8/01/40	1,000	1,004,140
Cumberland County Municipal Authority, RB, Diakon Lutheran, 6.38%, 1/01/39	2,335	2,418,920
Lancaster County Hospital Authority, RB, Brethren Village Project, Series A, 6.50%, 7/01/40	835	840,060
Pennsylvania Economic Development Financing Authority, RB, US Airways Group, Series A, 7.50%, 5/01/20	1,100	1,108,877
		7,176,959
Puerto Rico — 1.7%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	1,000	1,026,550
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	750	845,993
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C, 6.19%, 8/01/38 (a)	5,000	973,650
		2,846,193
South Carolina — 0.3%
South Carolina Jobs-EDA, Refunding RB, First Mortgage, Lutheran Homes, 5.50%, 5/01/28	600	517,200
Tennessee — 0.7%
Tennessee Energy Acquisition Corp., RB, Series A, 5.25%, 9/01/26	1,250	1,218,413
Texas — 13.0%
Bexar County Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 7/01/45	1,320	1,354,795
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	750	228,690

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (continued)
Central Texas Regional Mobility Authority, RB:
CAB, 6.21%, 1/01/28 (a)	$3,000	$1,110,150
CAB, 6.29%, 1/01/29 (a)	500	171,735
CAB, 19.48%, 1/01/30 (a)	1,330	427,861
Senior Lien, 5.75%, 1/01/25	250	258,772
Senior Lien, 6.25%, 1/01/46	765	783,804
City of Houston Texas, RB:
Senior Lien, Series A, 5.50%, 7/01/39	120	128,574
Special Facilities, Continental Airlines, Series E, AMT, 6.75%, 7/01/21	630	629,112
Special Facilities, Continental Airlines, Series E, AMT, 7.38%, 7/01/22	500	500,745
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, American Airlines Inc. Project, AMT, 5.50%, 11/01/30	1,000	663,370
Danbury Higher Education Authority Inc., RB, A.W. Brown Fellowship Charter, Series A (ACA), 5.00%, 8/15/26	355	414,647
Houston Higher Education Finance Corp., RB, Cosmos Foundation, Inc. Series A:
6.50%, 5/15/31	1,000	1,067,730
6.88%, 5/15/41	205	220,908
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	500	479,975
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	290	315,569
North Texas Tollway Authority, RB:
CAB, Special Projects System, Series B, 6.40%, 9/01/37 (a)	725	141,752
Toll, Second Tier, Series F, 6.13%, 1/01/31	1,150	1,202,072
Sabine River Authority Texas, TXU Electric Co. Project, Mandatory Put Bonds, Refunding RB:
Series A, 5.50%, 5/01/22	1,270	1,255,027
Series B, AMT, 5.75%, 5/01/30	1,000	988,210
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A:
CC Young Memorial Home, 8.00%, 2/15/38	330	336,392
Senior Living Center Project, 8.25%, 11/15/44	800	820,288

Municipal Bonds	Par (000)	Value
Texas (concluded)
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Northwest Senior Housing, Edgemere Project, Series A, 6.00%, 11/15/36	$1,500	$1,458,195
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,320	2,505,553
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,740	1,863,923
Texas Public Finance Authority, Charter School Finance Corporation, Cosmos Foundation, 5.38%, 2/15/37	600	564,780
Texas State Public Finance Authority, Refunding ERB, KIPP Inc., Series A (ACA):
5.00%, 2/15/28	680	646,381
5.00%, 2/15/36	2,000	1,824,020
		22,363,030
Utah — 0.5%
Utah State Charter School Finance Authority, RB, Navigator Pointe Academy, Series A, 5.63%, 7/15/40	1,000	893,740
Vermont — 0.5%
Vermont Economic Development Authority, Refunding MRB, Wake Robin Corp. Project, Series A (ACA), 6.30%, 3/01/33	1,000	938,610
Virginia — 3.3%
Albemarle County IDA, Refunding RB, Westminster-Canterbury, 5.00%, 1/01/31	500	451,240
City of Norfolk Virginia, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31	220	220,040
Fairfax County EDA, Refunding RB, Goodwin House Inc.:
5.13%, 10/01/37	2,040	1,970,375
5.13%, 10/01/42	1,185	1,129,376
Lexington IDA, Refunding MRB, Kendal at Lexington, Series A, 5.38%, 1/01/28	210	190,930
Mosaic District Community Development Authority, Tax Allocation, Series A:
6.63%, 3/01/26	515	537,500
6.88%, 3/01/36	450	471,073

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	6

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Watkins Centre Community Development Authority, RB, 5.40%, 3/01/20	$750	$756,015
		5,726,549
Washington — 2.1%
King County, Washington Public Hospital District No. 4, RB, Snoqualmie Valley Hospital, 7.00%, 12/01/40	545	544,924
Tobacco Settlement Authority of Washington, RB, Asset-Backed, 6.50%, 6/01/26	2,265	2,293,992
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 11/15/41	730	810,701
		3,649,617
Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, RB, Wheaton Franciscan Healthcare, 5.25%, 8/15/34	1,565	1,432,570
Wisconsin Health & Educational Facilities Authority, Refunding RB, St. John’s Communities Inc., Series A:
7.25%, 9/15/29	75	79,323
7.63%, 9/15/39	145	154,286
		1,666,179
Total Municipal Bonds – 85.0%		145,895,606

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
California — 1.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	480	528,105
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	1,680	1,787,604
		2,315,709
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	950	1,146,938
Illinois — 1.5%
Illinois Finance Authority, RB, Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,480	2,629,618

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
New York — 6.5%
New York City Municipal Water Finance Authority, RB, Second General Resolution:
Series EE, 5.50%, 6/15/43	$3,795	$4,301,670
Series HH, 5.00%, 6/15/31	3,015	3,290,576
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	3,405	3,540,282
		11,132,528
Ohio — 2.5%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	2,200	2,233,528
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	2,000	2,107,300
		4,340,828
South Carolina — 1.1%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series B-1, 5.55%, 7/01/39	1,779	1,847,663
Virginia — 2.7%
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.38%, 7/01/36	2,110	2,110,591
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,501	2,605,236
		4,715,827
Washington — 1.9%
Bellingham, Washington Water & Sewer Revenue, 5.00%, 8/01/40	2,999	3,250,542
Wisconsin — 1.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	2,180	2,217,362
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 19.6%		33,597,015
Total Long-Term Investments (Cost – $175,966,920) – 104.6%		179,492,621

Short-Term Securities
Michigan — 0.7%
Michigan Finance Authority RB, SAN, Detroit Schools, Series A-1, 6.45%, 2/20/12	1,150	1,150,000

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	7

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
Money Market Fund – 3.2%
FFI Institutional Tax-Exempt Fund, 0.01% (f)(g)	5,555,241	$5,555,241
Total Short-Term Securities (Cost – $6,705,241) – 3.9%		6,705,241
Total Investments (Cost — $182,672,161*) - 108.5%		186,197,862
Other Assets Less Liabilities – 1.7%		2,921,825
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable– (10.2)%		(17,544,345)
Net Assets – 100.0%		$171,575,342

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$165,134,483
Gross unrealized appreciation	$8,507,975
Gross unrealized depreciation	(4,982,274)
Net unrealized appreciation	$3,525,701

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Non-income producing security.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2011	Net Activity	Shares Held at September 30, 2011	Income

FFI Institutional Tax-Exempt Fund	1,739,592	3,815,649	5,555,241	$47

(g)	Represents the current yield as of report date.

•	Financial futures contracts sold as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

27	10-Year US Treasury Note	Chicago Board of Trade	December 2011	$3,513,417	$886

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	8

Schedule of Investments (concluded)	BlackRock High Yield Municipal Fund

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$179,492,621	—	$179,492,621
Short-Term Securities	$5,555,241	1,150,000	—	6,705,241
Total	$5,555,241	$180,642,621	—	$186,197,862

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$886	—	—	$886

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	9

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.1%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$15,500	$16,705,745
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.00%, 6/01/34	1,185	1,312,897
6.00%, 6/01/39	15,040	16,566,409
Courtland IDB Alabama, RB, International Paper Co. Projects, Series A, 6.25%, 11/01/33	2,590	2,753,481
Courtland IDB, Refunding RB, AMT:
Champion International Corp.
Project, 6.00%, 8/01/29	195	195,012
International Paper Co., Series
B, 6.25%, 8/01/25	750	770,692
Prattville Industrial Development Board, RB, Recovery Zone Facility Series C, 6.25%, 11/01/33	3,380	3,593,346
		41,897,582
Alaska — 0.3%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC):
6.00%, 9/01/28	2,000	2,323,640
6.00%, 9/01/32	5,250	5,979,435
Northern Tobacco Securitization Corp., RB, Series A, 5.00%, 6/01/46	4,020	2,528,861
		10,831,936
Arizona — 0.4%
Maricopa County & Phoenix Industrial Development Authorities, Refunding RB, S/F, Series A-2, AMT (Ginnie Mae), 5.80%, 7/01/40	2,015	2,053,386

Municipal Bonds	Par (000)	Value
Arizona (concluded)
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	$3,100	$2,087,633
Peoria Improvement District No. 8401 Arizona, Special Assessment Bonds, No. 8802, 7.20%, 1/01/13	510	519,415
Pima County IDA, IDRB, Tucson Electric Power, Series A, 6.38%, 9/01/29	4,065	4,164,308
Pinal County IDA Arizona, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	456,325
Prescott Valley Improvement District Arizona, Special Assessment Bonds, Sewer Collection System Roadway Repair, 7.90%, 1/01/12	60	60,989
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	3,000	3,069,990
5.75%, 7/15/24	2,125	2,253,711
		14,665,757
California — 15.9%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare, 6.25%, 8/01/39	9,000	9,715,230
California Health Facilities Financing Authority, RB:
Catholic Healthcare West,
Series A, 6.00%, 7/01/34	5,100	5,262,231
Catholic Healthcare West,
Series J, 5.63%, 7/01/32	16,025	16,495,013
Series A, 6.25%, 8/15/35	2,500	2,502,600
Sutter Health, Series A, 5.25%,
11/15/46	6,495	6,572,485
California Health Facilities Financing Authority, Refunding RB:
Series A, 6.00%, 7/01/39	11,905	12,748,112

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family
SAN	State Aid Notes
Syncora	Syncora Guarantee

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, Refunding RB (concluded):
Series B, 6.00%, 8/15/42	$21,340	$23,300,506
Stanford Hospital Series A 3, 5.50%, 11/15/40	10,300	10,872,268
California State Public Works Board, RB, Various Capital Projects:
Sub-Series A-1, 6.00%, 3/01/35	13,625	14,745,793
Sub-Series I-1, 6.13%, 11/01/29	10,000	11,016,100
Sub-Series I-1, 6.38%, 11/01/34	11,680	12,908,502
Sub-Series I-1, 6.63%, 11/01/34	3,720	4,187,604
California Statewide Communities Development Authority, RB:
Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	9,880	10,334,678
Sutter Health, Series A, 6.00%, 8/15/42	500	545,935
California Statewide Communities Development Authority, Refunding RB, Catholic Healthcare West:
Series B, 5.50%, 7/01/30	2,985	3,087,206
Series E, 5.50%, 7/01/31	1,920	1,980,864
Chula Vista Community Facilities District California, Special Tax Bonds, District No. 06-1, Eastlake-Woods, Improvement Area A, 6.15%, 9/01/26	3,215	3,241,363
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	5,850	6,502,626
City of Newport Beach California, RB, Hoag Memorial Hospital Presbyterian, 6.00%, 12/01/40	7,485	8,353,784
City of San Jose California, RB:
California Airport, Series A-1, AMT, 5.75%, 3/01/34	6,000	6,311,460
Convention Center Expansion & Renovation Project, 6.50%, 5/01/36	1,510	1,642,367
Convention Center Expansion & Renovation Project, 6.50%, 5/01/42	5,130	5,551,635
City of San Jose California, Refunding RB, Series A, AMT (AMBAC), 5.50%, 3/01/32	6,275	6,309,701
County of Sacramento California, RB, Subordinated and Passenger Facility Charges/Grant, Series C:
6.00%, 7/01/39	16,740	18,146,327
6.00%, 7/01/41	13,215	14,309,334
Cucamonga Valley Water District, Refunding RB, 5.38%, 9/01/35	26,315	29,093,864

Municipal Bonds	Par (000)	Value
California (continued)
East Bay Municipal Utility District, Refunding RB, Sub-Series A, 5.00%, 6/01/36	$10,400	$11,329,968
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	3,500	3,995,285
Los Angeles Department of Airports, RB, Senior Los Angeles International Airport, Series A, 5.00%, 5/15/28	10,000	10,836,800
Los Angeles Department of Water & Power, RB, System, Series A, 5.25%, 7/01/39	40,000	44,322,000
Los Angeles Municipal Improvement Corp., RB, Real Property, Series E:
6.00%, 9/01/34	4,540	4,935,706
6.00%, 9/01/39	9,450	10,325,921
Metropolitan Water District of Southern California, RB, Series A:
5.00%, 10/01/27	15,000	18,192,450
5.00%, 7/01/37	10,000	10,614,300
Modesto Irrigation District, COP, Capital Improvements, Series A, 6.00%, 10/01/39	11,680	12,661,470
Orange County Sanitation District, COP, Series A, 5.00%, 2/01/35	10,000	10,675,700
Orange County Water District, COP:
Refunding, 5.00%, 8/15/39	15,000	16,180,500
Series B (NPFGC), 5.00%, 8/15/34	10,000	10,191,100
Sacramento County Sanitation District, RB, Series A, 5.00%, 12/01/24	5,600	6,418,608
San Francisco City & County Airports Commission, RB, Series E, 6.00%, 5/01/39	24,300	27,182,223
San Francisco City & County Airports Commission, Refunding RB, Second Series 34E, AMT (AGM):
5.75%, 5/01/21	8,220	9,417,243
5.75%, 5/01/23	17,000	18,935,790
San Francisco City & County Redevelopment Agency, Special Tax Bonds, Community Facilities District No. 6-Mission, Series A:
6.00%, 8/01/21	5,000	5,014,400
6.00%, 8/01/25	2,550	2,552,907
San Francisco Uptown Parking Corp. California, RB, Union Square (NPFGC), 6.00%, 7/01/20	1,075	1,100,897
San Francisco City & County Public Utilities Commission, RB:
5.00%, 11/01/26	10,000	11,319,700
WSIP Sub-Series A, 5.00%, 11/01/37	20,000	21,559,800
San Joaquin County Transportation Authority, RB, Limited Tax Measure K, Series A, 6.00%, 3/01/36	12,830	14,816,084
San Juan Water District, COP, Series A, 6.00%, 2/01/39	10,000	11,179,200

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, Various Purpose:
6.50%, 4/01/33	$40,000	$47,078,800
6.00%, 4/01/35	3,660	4,092,722
Tahoe-Truckee Unified School District, GO, School Facility Improvement District 2, Election of 2002, Series A (NPFGC), 5.25%, 8/01/29	2,535	2,661,725
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	19,355	21,567,276
University of California, RB, Series O, 5.75%, 5/15/34	1,450	1,628,437
		616,524,600
Colorado — 0.4%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	4,315	4,772,476
Colorado Housing & Finance Authority, RB, S/F Program, Senior Series B-3, 6.55%, 10/01/16	65	67,681
Colorado Housing & Finance Authority, Refunding RB, S/F Program:
Senior Series A-2, 7.50%, 4/01/31	105	107,705
Senior Series A-3, 7.35%, 10/01/30	50	52,407
Senior Series C-3 (FHA), 6.75%, 10/01/21	160	163,534
Senior Series C-3 (FHA), 7.15%, 10/01/30	40	40,748
Series B-2, AMT, 7.10%, 4/01/17	35	36,243
Series B-2, AMT, 7.25%, 10/01/31	375	384,750
Series C-2 AMT (FHA), 7.25%, 10/01/31	150	150,713
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Tax Increment, Public Improvement Fee, Tax Increment:
8.00%, 12/01/25	7,700	7,776,692
Subordinate, 8.13%, 12/01/25	1,885	1,768,130
		15,321,079
Connecticut — 0.1%
Connecticut State Development Authority, RB, Bridgeport, AMT (AMBAC), 6.15%, 4/01/35	1,250	1,250,038
Connecticut State Health & Educational Facility Authority, RB, Bridgeport Hospital, Series A (NPFGC), 6.63%, 7/01/18	1,000	1,008,040
		2,258,078

Municipal Bonds	Par (000)	Value
Delaware — 0.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	$15,000	$15,199,350
District of Columbia — 1.2%
District of Columbia, RB, Series A, 5.50%, 12/01/30	20,530	23,471,538
District of Columbia Water & Sewer Authority, RB, Series A:
6.00%, 10/01/35	12,630	15,246,052
5.50%, 10/01/39	6,475	7,175,595
		45,893,185
Florida — 6.4%
Anthem Park Community Development District, Special Assessment Bonds, 5.80%, 5/01/36 (a)(b)	1,815	1,009,884
City of Jacksonville Florida, RB, Series A:
5.25%, 10/01/32	3,775	4,102,444
5.25%, 10/01/33	3,975	4,299,519
City of Tampa Florida, RB, Refunding (AGM), 6.00%, 10/01/16	1,455	1,769,818
Collier County School Board, COP (AGM), 5.00%, 2/15/23	2,000	2,155,140
County of Escambia Florida, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	7,500	7,973,400
County of Lee Florida, RB, Series A, AMT (AGM), 6.00%, 10/01/29	13,015	13,023,460
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	9,300	10,508,163
Series B-1, 5.75%, 7/01/33	2,400	2,620,992
Series B-1, 6.00%, 7/01/38	30,000	33,593,100
County of Miami-Dade Florida, RB, Miami International Airport, Series A, AMT (AGC):
5.50%, 10/01/26	7,000	7,313,880
5.50%, 10/01/27	5,495	5,724,801
County of Miami-Dade Florida, Refunding RB, Series C, 6.00%, 10/01/23	25,000	29,258,000
Fiddlers Creek Community Development District No. 2, Special Assessment Bonds (a)(b):
Series A, 6.38%, 5/01/35	6,850	2,471,480
Series B, 5.75%, 5/01/13	555	200,244
Florida Housing Finance Corp., Refunding RB, AMT, Homeowner Mortgage, Series 1 (Ginnie Mae), 6.00%, 7/01/39	3,160	3,212,551
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	10,000	10,334,400
5.38%, 10/01/29	1,650	1,711,397

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (continued)
Harbor Bay Community Development District Florida, Special Assessment Bonds, Series A, 7.00%, 5/01/33	$935	$918,600
Highland Meadows Community Development District, Special Assessment Bonds, Series A, 5.50%, 5/01/36 (a)(b)	1,090	423,792
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	4,990	5,413,102
Hillsborough County IDA, RB, National Gypsum Co., AMT:
Series A, 7.13%, 4/01/30	6,000	5,374,980
Series B, 7.13%, 4/01/30	7,750	6,942,682
Jacksonville Economic Development Commission, RB, Mayo Clinic:
Jacksonville, Series B, 5.50%, 11/15/36	2,000	2,020,720
Series A (NPFGC), 5.50%, 11/15/36	1,000	1,011,300
Jacksonville Electric Authority Florida, RB:
Scherer 4 Project, Series A, 6.00%, 10/01/37	11,225	12,115,030
Sub-Series A, 5.63%, 10/01/32	10,525	11,464,356
Sub-Series A, 5.50%, 10/01/39	10,000	10,433,800
Jacksonville Port Authority, RB, AMT (AGC), 6.00%, 11/01/38	8,240	8,369,203
Lexington Oaks Community District, Special Assessment Bonds, Series A, 6.70%, 5/01/33	1,030	1,048,499
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	6,000	6,331,680
Panther Trace II Community Development District, Special Assessment Bonds, 5.13%, 11/01/13	8,985	8,176,170
St. Lucie West Services District, Refunding RB, Senior Lien (NPFGC), 6.00%, 10/01/22	1,845	1,870,313
State of Florida, Full Faith and Credit State Board of Education, Series B, 5.13%, 6/01/40	7,500	8,206,350
State of Florida, GO, Series A:
5.75%, 7/01/28	3,890	4,380,335
5.38%, 6/01/33	4,000	4,423,880
5.50%, 6/01/38	4,790	5,347,748
Sterling Hill Community Development District, Special Assessment Bonds, Refunding, Series B, 5.50%, 11/01/10 (a)	165	115,583
Watergrass Community Development District, Special Assessment Bonds, Series B:
5.13%, 11/01/14	1,000	667,180

Municipal Bonds	Par (000)	Value
Florida (concluded)
Watergrass Community Development District, Special Assessment Bonds, Series B (concluded):
6.96%, 11/01/17	$1,820	$1,661,860
		247,999,836
Georgia — 2.5%
City of Atlanta Georgia, Refunding RB, General, Series C, 6.00%, 1/01/30	30,000	34,700,400
DeKalb County Hospital Authority Georgia, RB, Dekalb Medical Center Inc. Project, 6.13%, 9/01/40	4,285	4,359,773
Forsyth County School District, GO, 6.70%, 7/01/12	230	239,195
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 6.00%, 2/15/22	2,250	2,165,850
Municipal Electric Authority of Georgia, RB, Series Y (AMBAC):
6.40%, 1/01/13	5,740	5,938,375
6.40%, 1/01/13	340	355,065
Municipal Electric Authority of Georgia, Refunding RB:
Project One, Sub-Series D, 6.00%, 1/01/23	12,000	13,867,680
Series EE (AMBAC), 7.00%, 1/01/25	20,000	26,490,200
Richmond County Development Authority, RB, Recovery Zone Facility, International Paper Co., Series B, 6.25%, 11/01/33	3,625	3,853,810
Rockdale County Development Authority, RB, Visy Paper Project, Series A, AMT, 6.13%, 1/01/34	5,000	4,969,400
		96,939,748
Illinois — 7.9%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	835,910
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	15,000	17,093,550
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT:
(NPFGC), 6.00%, 1/01/27	17,690	18,220,346
(Syncora), 6.00%, 1/01/29	55,000	56,613,700
City of Chicago Illinois, RB:
General, Third Lien, Series C, 6.50%, 1/01/41	24,125	27,999,475
Series A (BHAC), 5.50%, 1/01/38	3,000	3,207,210
County of Cook Illinois, RB, Navistar International Corp. Project, Recovery Zone Facility, 6.50%, 10/15/40	8,500	8,818,750
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	6,920	7,667,429

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, RB (concluded):
Carle Foundation, Series A (AGM), 6.00%, 8/15/41	$3,500	$3,713,885
Community Rehabilitation, 6.50%, 7/01/22 (c)	1,730	1,828,662
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	1,410	1,286,597
DePaul University, Series A, 6.13%, 10/01/40	11,660	12,661,011
Navistar International, Recovery Zone, 6.50%, 10/15/40	7,500	7,781,250
Northwestern Memorial Hospital, Series B, 6.00%, 8/15/39	1,200	1,247,964
Roosevelt University Project, 6.50%, 4/01/39	8,000	8,431,920
Rush University Medical Center Obligation Group, Series A, 7.25%, 11/01/30	6,900	7,816,389
Rush University Medical Center Obligation Group, Series B, 7.25%, 11/01/30	5,280	5,981,237
Rush University Medical Center, Series C, 6.38%, 11/01/29	2,860	3,073,842
University of Chicago, Series B, 6.25%, 7/01/38	25,000	29,183,000
Illinois Finance Authority, Refunding RB:
Carle Foundation, Series A, 6.00%, 8/15/41	2,450	2,529,012
Central DuPage Health, Series B, 5.50%, 11/01/39	4,200	4,372,074
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	29,530	32,438,114
OSF Healthcare System, System A, 7.00%, 11/15/27	3,335	3,518,592
OSF Healthcare System, System A, 7.13%, 11/15/35	1,870	1,966,399
OSF Healthcare System, System A, 6.00%, 5/15/39	10,000	10,401,600
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	13,765	14,264,119
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, 6.00%, 11/01/23	10,000	10,005,300
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,540	1,442,241
		304,399,578
Indiana — 2.7%
Indiana Finance Authority, RB:
5.25%, 10/01/31	4,145	4,518,713

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, RB (concluded):
Trinity Health, Series A, 5.63%, 12/01/38	$12,000	$12,795,240
Indiana Finance Authority, Refunding RB:
Duke Energy Indiana Project, Series B, 6.00%, 8/01/39	11,000	11,995,280
Improvement, U.S. Steel Corp., 6.00%, 12/01/26	12,515	12,680,824
Parkview Health System, Series A, 5.75%, 5/01/31	1,520	1,607,871
Indiana Health Facility Financing Authority, Refunding RB, Methodist Hospital Inc., 5.50%, 9/15/31	1,320	1,176,239
Indiana Municipal Power Agency, RB, Series B:
5.75%, 1/01/34	700	721,217
6.00%, 1/01/39	17,620	19,421,997
Indianapolis Local Public Improvement Bond Bank, RB, Waterworks Project Series A, 5.50%, 1/01/29	2,000	2,171,380
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 1/01/38	21,900	23,805,300
5.75%, 1/01/38	12,800	14,003,328
		104,897,389
Iowa — 0.2%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	5,600	5,948,712
Kansas — 0.0%
Sedgwick & Shawnee Counties Kansas, RB, Mortgage-Backed Securities, Series A1, AMT (Ginnie Mae), 6.95%, 6/01/29	650	668,831
Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Louisville Arena, Sub-Series A-1 (AGC), 6.00%, 12/01/42	2,500	2,670,775
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	6,200	6,473,916
Kentucky State Property & Building Commission, Refunding RB, 5.50%, 11/01/28	2,650	2,918,816
Louisville & Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s HealthCare, 6.13%, 2/01/37	15,000	15,341,700
		27,405,207
Louisiana — 0.8%
Louisiana HFA, RB, S/F, Series D-2, AMT (Ginnie Mae), 5.80%, 6/01/20	115	118,670

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp.:
Projects, 6.75%, 11/01/32	$3,500	$3,668,245
Series A, 6.50%, 8/01/29	10,600	11,181,198
Series A-1, 6.50%, 11/01/35	13,060	13,604,210
New Orleans Aviation Board Louisiana, Refunding RB, GARB Restructuring (AGC), 6.00%, 1/01/23	1,370	1,590,488
		30,162,811
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center:
7.50%, 7/01/32	12,365	13,432,223
6.95%, 7/01/41	1,100	1,139,204
		14,571,427
Maryland — 0.3%
Maryland Community Development Administration, HRB, Series B, AMT, 6.15%, 1/01/21	445	445,667
Maryland Community Development Administration, RB, Waters Landing II Apartments, Series A, Mandatory Put Bonds, AMT, 5.88%, 8/01/33 (d)	1,000	1,010,640
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22	4,400	5,242,380
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 6.25%, 1/01/41	6,000	6,286,860
		12,985,547
Massachusetts — 0.3%
Massachusetts Development Finance Agency, RB:
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	1,375	1,469,325
Linden Ponds Inc. Facility, Series A-1, 6.25%, 11/15/39	705	514,362
Linden Ponds Inc. Facility, Series A-2, 5.50%, 11/15/46	38	22,566
Linden Ponds Inc. Facility, Series B, 0.00%, 11/15/56 (e)	187	927
Massachusetts Housing Finance Agency, RB:
Rental Mortgage, Series C, AMT (AGM), 5.60%, 1/01/45	4,000	4,012,480
Series B, 7.00%, 12/01/38	5,000	5,573,550
		11,593,210

Municipal Bonds	Par (000)	Value
Michigan — 2.1%
City of Detroit Michigan, RB, Second Lien, Water Supply System, Series B (AGM):
6.25%, 7/01/36	$1,690	$1,898,073
7.00%, 7/01/36	1,850	2,186,904
City of Detroit Michigan, Refunding RB, Second Lien (BHAC):
Sewage Disposal System, Series E, 5.75%, 7/01/31	4,025	4,339,151
Water Supply System, Series C, 5.75%, 7/01/26	5,000	5,420,650
County of Wayne Michigan, GO, Building Improvement, Series A, 6.75%, 11/01/39	2,170	2,344,880
Eastern Michigan University, Refunding RB, General (AMBAC), 6.00%, 6/01/24	415	416,548
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center, 6.00%, 7/01/20	1,000	1,001,370
Lansing Board of Water & Light, RB, Series A, 5.50%, 7/01/41	6,485	7,224,938
Michigan State Building Authority, Refunding RB, Facilities Program, Series I:
6.00%, 10/15/38	12,230	13,591,199
6.25%, 10/15/38	7,500	8,453,025
Michigan State HDA, RB, Series C, 5.50%, 12/01/28	1,800	1,840,950
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, AMT (Syncora), 5.50%, 6/01/30	7,345	7,372,617
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
8.25%, 9/01/39	18,130	21,528,106
Series W, 6.00%, 8/01/39	3,050	3,179,259
		80,797,670
Minnesota — 0.7%
City of Eden Prairie Minnesota, RB, Rolling Hills Project, Series A (Ginnie Mae), 6.15%, 8/20/31	1,000	1,050,950
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services:
Series A, 6.75%, 11/15/32	5,820	6,497,623
Series B (AGC), 6.50%, 11/15/38	14,840	16,804,964
Ramsey County Housing &
Redevelopment Authority Minnesota, RB, Hanover Townhouses Project, AMT, 6.00%, 7/01/31	1,110	1,110,766
		25,464,303
Mississippi — 0.1%
County of Warren Mississippi, Refunding RB, International Paper Co. Project, Series B, AMT, 6.75%, 8/01/21	1,700	1,708,687

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	6

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Mississippi (concluded)
Harrison County Wastewater Management District, Refunding RB, Wastewater Treatment Facilities, Series A (FGIC), 8.50%, 2/01/13	$1,320	$1,405,483
		3,114,170
Missouri — 0.1%
City of Fenton Missouri, Tax Allocation Bonds, Refunding, Gravois Bluffs Redevelopment Project, 5.00%, 4/01/14	1,000	1,069,080
City of St. Louis Missouri, RB, Lambert- St. Louis International, Series A-1, 6.25%, 7/01/29	1,175	1,269,117
		2,338,197
Nevada — 3.0%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	12,925	14,461,912
City of Reno Nevada, Special Assessment Bonds, Somerset Parkway, 6.63%, 12/01/22	1,640	1,564,626
Clark County Water Reclamation District, GO, Series B:
5.75%, 7/01/34	3,125	3,546,406
5.75%, 7/01/38	32,685	37,328,885
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	51,700	56,036,079
Nevada Housing Division, RB, Multi-Unit Housing, Series A, AMT (Freddie Mac), 6.30%, 4/01/32	4,950	4,954,702
		117,892,610
New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth Hitchcock, 6.00%, 8/01/38	3,310	3,591,350
New Jersey — 4.1%
Cape May County Industrial Pollution Control Financing Authority, Refunding RB, Atlantic City Electric Co., Series A (NPFGC), 6.80%, 3/01/21	5,000	6,309,500
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM):
5.80%, 11/01/21	3,125	3,641,562
5.80%, 11/01/22	8,310	9,664,281
5.80%, 11/01/23	4,340	5,039,478
Monmouth County Improvement Authority, RB, Brookdale Community College Project, 6.00%, 8/01/38	3,600	4,278,312
New Jersey EDA, RB:
Cedar Crest Village Inc. Facility, Series A, 7.25%, 11/15/11 (c)	3,300	3,361,842
Cigarette Tax, 5.75%, 6/15/29	2,530	2,493,846

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey EDA, RB (concluded):
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	$26,500	$27,549,665
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	8,250	8,775,277
New Jersey Educational Facilities Authority, RB, Kean University, Series A (AGC), 5.50%, 9/01/36	1,850	2,017,037
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B:
7.13%, 12/01/23	2,870	3,445,578
7.50%, 12/01/32	8,200	9,600,068
New Jersey Health Care Facilities Financing Authority, RB, AHS Hospital Corp., 6.00%, 7/01/41	11,440	12,423,954
New Jersey Higher Education Student Assistance Authority, RB, Series 1, AMT:
5.50%, 12/01/25	950	983,602
5.75%, 12/01/27	500	521,465
5.75%, 12/01/28	450	468,239
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA:
6.38%, 10/01/28	1,840	1,976,510
6.50%, 10/01/38	2,750	3,001,267
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, Series B (AGM), 6.25%, 11/01/26	640	645,958
New Jersey State Turnpike Authority, RB, Series C (AGM), 5.00%, 1/01/30	13,500	13,927,950
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A:
5.88%, 12/15/38	4,255	4,741,602
5.13%, 6/15/28	15,520	16,769,670
5.13%, 6/15/29	12,615	13,526,308
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	3,250	3,606,980
		158,769,951
New Mexico — 0.0%
County of Santa Fe New Mexico, RB (AGM), 6.00%, 2/01/27	250	300,333
New Mexico Mortgage Finance Authority, RB, S/F Mortgage Program, Series D, AMT (Fannie Mae), 6.15%, 7/01/35	1,470	1,583,557
		1,883,890
New York — 7.4%
City of New York, New York, GO:
Series C (Syncora), 5.63%, 3/15/18	5	5,102
Series E-1, 6.25%, 10/15/28	10,100	11,919,414

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	7

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
City of Niagara Falls New York, GO, Public Improvement (NPFGC), 6.90%, 3/01/24	$5	$5,009
Long Island Power Authority, Refunding RB, General, Series A:
5.70%, 4/01/30	4,510	5,002,717
6.25%, 4/01/33	2,210	2,538,826
6.00%, 5/01/33	49,825	56,462,188
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	21,870	25,808,568
New York City Housing Development Corp., RB, Series M:
6.50%, 11/01/28	4,300	4,723,679
6.88%, 11/01/38	7,785	8,626,948
New York City Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series C-1, 6.00%, 7/01/12	530	530,472
New York City Municipal Water Finance Authority, 5.00%, 6/15/34	50,305	54,908,914
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	700	799,694
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	17,250	19,693,117
New York State Dormitory Authority, RB, Fordham University, Series A, 5.20%, 7/01/30	1,000	1,081,780
New York State Dormitory Authority, Refunding RB, State University Educational Facilities, Series A, 7.50%, 5/15/13	3,000	3,309,420
New York State Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water Project, Series K, 5.00%, 6/15/28	30,000	30,791,100
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	10,000	10,562,400
New York State Urban Development Corp., RB, State Personal Income Tax, State Facilities, Series A-1 (NPFGC), 5.25%, 3/15/34	10,050	10,429,488
Sales Tax Asset Receivable Corp., RB, Series A:
(AMBAC), 5.00%, 10/15/32	13,000	13,823,030
(NPFGC), 5.00%, 10/15/20	10,000	11,121,100
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	3,150	3,459,047
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A:
6.50%, 1/01/13 (c)	8,095	8,717,748
6.38%, 1/01/24	2,500	2,505,725

Municipal Bonds	Par (000)	Value
New York (concluded)
Westchester County Industrial Development Agency New York, RB, Special Needs Facilities Pooled Program, Series E-1, 6.00%, 7/01/12	$150	$150,134
		286,975,620
North Carolina — 0.4%
Columbus County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	3,000	3,189,360
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	4,230	4,529,526
North Carolina HFA, RB, Homeownership Ownership, Series 9A, AMT, 5.80%, 1/01/20	2,900	2,992,539
North Carolina Medical Care Commission, RB, First Health Carolinas Project, Series A, 6.13%, 10/01/39	775	807,132
North Carolina Medical Care Commission, RB, First Mortgage (c):
Forest at Duke Project, 6.38%, 9/01/12	1,000	1,055,830
Givens Estates Project, Series A, 6.50%, 7/01/13	2,500	2,790,900
		15,365,287
North Dakota — 0.00%
North Dakota State HFA, RB, Housing Finance Program, Series C, AMT (AMBAC), 5.30%, 7/01/22	1,655	1,706,173
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A:
5.75%, 11/15/31	500	540,210
6.50%, 11/15/37	12,035	13,711,596
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.50%, 5/01/34	10,000	10,583,600
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	4,000	4,217,040
		29,052,446
Oregon — 0.0%
City of Portland Oregon, HRB, Lovejoy Station Apartments Project, AMT (NPFGC), 5.90%, 7/01/23	475	475,575
Pennsylvania — 1.8%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	9,250	7,801,913

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	8

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
City of Philadelphia Pennsylvania, RB, 12th Series B (NPFGC), 7.00%, 5/15/20	$4,310	$5,419,696
Cumberland County Municipal Authority, RB, Diakon Lutheran, 6.38%, 1/01/39	10,575	10,961,305
Cumberland County Municipal Authority, Refunding RB, Diakon Lutheran, 6.50%, 1/01/39	2,245	2,279,842
Dauphin County General Authority, Refunding RB, Pinnacle Health System Project, Series A:
6.00%, 6/01/29	12,225	12,702,875
6.00%, 6/01/36	1,870	1,930,064
Delaware County IDA Pennsylvania, Refunding RB, Resource Recovery Facility, Series A, 6.10%, 7/01/13	3,620	3,630,027
Lancaster County Hospital Authority, RB, Brethren Village Project, Series A:
6.25%, 7/01/26	1,160	1,171,832
6.50%, 7/01/40	2,500	2,515,125
Pennsylvania Economic Development Financing Authority, RB:
Allegheny Energy Supply Co., 7.00%, 7/15/39	12,000	13,031,160
American Water Co. Project, 6.20%, 4/01/39	3,475	3,824,411
Pennsylvania Turnpike Commission, RB, Subordinate, Special Motor License Fund, 6.00%, 12/01/36	950	1,108,878
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,266,126
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	2,300	2,523,123
Sayre Health Care Facilities Authority, Refunding RB, Guthrie Health, Series A, 5.88%, 12/01/31 (c)	1,210	1,233,789
		71,400,166
Puerto Rico — 1.6%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A, 6.13%, 11/15/25	4,000	4,021,000
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
6.38%, 8/01/39	22,100	24,547,354
6.50%, 8/01/44	30,000	33,859,800
		62,428,154
Rhode Island — 0.6%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	7,600	8,748,740

Municipal Bonds	Par (000)	Value
Rhode Island (concluded)
Rhode Island Health & Educational Building Corp., Refunding RB, Public Schools Financing Program, Series E (AGC), 6.00%, 5/15/29	$13,320	$14,869,782
		23,618,522
South Carolina — 0.5%
County of Richland South Carolina, Refunding RB, International Paper Co. Project, AMT, 6.10%, 4/01/23	3,000	3,068,460
Medical University Hospital Authority, Refunding RB, Series A (c):
6.38%, 8/15/12	5,400	5,688,630
6.50%, 8/15/12	2,450	2,583,623
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A:
6.25%, 8/01/34	1,170	1,280,542
(AGM), 6.50%, 8/01/39	2,390	2,638,297
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	2,300	2,539,545
		17,799,097
Tennessee — 0.2%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, Methodist Healthcare (c):
6.50%, 9/01/12	2,920	3,084,980
6.50%, 9/01/12	4,380	4,627,470
		7,712,450
Texas — 8.1%
Bexar County Health Facilities Development Corp. Texas, Refunding RB, Army Retirement Residence Project, AMT, 6.30%, 7/01/12 (c)	1,750	1,842,208
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A7, 6.63%, 5/15/33	7,040	7,160,243
City of Houston Texas, RB, Subordinate Lien, Series A, AMT (AGM), 5.63%, 7/01/30	290	290,165
City of Houston Texas, Refunding RB, Combined First Lien, Series A (AGC), 6.00%, 11/15/35	32,350	37,415,363
County of Harris Texas, Refunding RB, Toll Road, Senior Lien (AGM), 5.00%, 8/15/30	10,000	10,275,100
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series A, AMT (NPFGC):
6.00%, 11/01/24	17,035	17,114,383
6.00%, 11/01/28	17,765	17,794,312
Gulf Coast Waste Disposal Authority, Refunding RB, Series A, AMT, 6.10%, 8/01/24	4,025	4,081,954
Harris County Cultural Education Facilities Finance Corp., Refunding RB, St. Luke’s, 5.63%, 2/15/25	2,000	2,224,600

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	9

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B:
7.13%, 12/01/31	$1,500	$1,700,565
7.25%, 12/01/35	4,400	4,972,968
Harris County Texas Metropolitan Transit Authority, 5.00%, 11/01/36	9,000	9,834,480
La Vernia Higher Education Finance Corp., RB, KIPP Inc., 6.25%, 8/15/39	1,350	1,405,161
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	9,775	10,636,666
North Texas Tollway Authority, RB:
Second Tier, Series F, 6.13%, 1/01/31	25,615	26,774,079
Special Projects System, Series A, 6.00%, 9/01/41	4,815	5,558,532
System, First Tier, Series K-2 (AGC), 6.00%, 1/01/38	2,225	2,432,281
North Texas Tollway Authority, Refunding RB, System, First Tier:
6.00%, 1/01/34	11,490	12,536,279
Series A, 6.00%, 1/01/28	1,000	1,095,750
5.75%, 1/01/40	9,870	10,354,222
Series B (NPFGC), 5.75%, 1/01/40	7,700	8,077,762
Port of Bay City Authority Texas, RB, Hoechst Celanese Corp. Project, AMT, 6.50%, 5/01/26	4,000	3,999,760
State of Texas, GO, Refunding, Water Financial Assistance, 5.75%, 8/01/22	3,445	3,458,298
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	50,000	53,805,000
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Northwest Senior Housing, Edgemere Project, Series A, 6.00%, 11/15/26	2,200	2,208,470
Texas Department of Housing & Community Affairs, MRB, Series A, AMT (NPFGC):
5.45%, 9/01/23	1,705	1,712,451
5.50%, 3/01/26	2,220	2,226,482
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	24,915	26,907,204
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	24,815	26,581,828
		314,476,566

Municipal Bonds	Par (000)	Value
Utah — 0.0%
City of Salt Lake City Utah, RB, Refunding IHC Hospital Inc., Series A, 8.13%, 5/15/15	$50	$56,108
Washington — 1.6%
Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series A, AMT (AMBAC), 5.45%, 7/01/37 (c)	10,710	10,756,053
Seattle Housing Authority Washington, HRB, Replacement Housing Projects, 6.13%, 12/01/32	4,355	4,192,341
Seattle Housing Authority Washington, RB, Newholly Project, AMT, 6.25%, 12/01/35	2,750	2,357,795
State of Washington, Various Purpose, 5.00%, 8/01/35	10,000	10,882,500
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	2,000	2,179,520
Swedish Health Services, Series A, 6.75%, 11/15/41	17,500	19,448,275
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	12,075	13,315,464
		63,131,948
Wisconsin — 0.7%
City of Superior Wisconsin, Refunding RB, Midwest Energy Resources, Series E (NPFGC), 6.90%, 8/01/21	7,000	8,758,120
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	13,000	14,740,830
Wisconsin Health & Educational Facilities Authority, RB, SynergyHealth Inc., 6.00%, 11/15/23	5,010	5,209,699
Wisconsin Housing & EDA, RB, Series C, AMT, 6.00%, 9/01/36	260	270,899
		28,979,548
Total Municipal Bonds – 75.8%		2,937,193,664

Municipal Bonds Transferred to Tender
Option Bond (TOB) Trusts (f)
Arizona — 3.4%
City of Mesa Arizona, RB, 5.00%, 7/01/35	30,000	32,150,700
Salt River Project Agricultural Improvement & Power District, RB, Series A:
5.00%, 1/01/37	41,935	43,874,810
5.00%, 1/01/38	39,015	41,574,308

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	10

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Arizona (concluded)
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 1/01/35	$13,700	$14,328,282
		131,928,100
Arkansas — 0.6%
University of Arkansas, RB, Various Facilities, UAMS Campus (NPFGC), 5.00%, 3/01/36	21,290	22,346,197
California — 6.6%
Anaheim Public Financing Authority, RB, Distribution System, Second Lien (BHAC), 5.00%, 10/01/34	10,995	11,303,160
County of Orange California, RB, Series B, 5.25%, 7/01/34	13,045	13,744,410
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	24,390	25,951,936
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	27,500	28,827,150
Metropolitan Water District of Southern California, RB, Series A:
5.00%, 1/01/39	10,000	10,747,300
(AGM), 5.00%, 7/01/30	13,168	13,803,558
Metropolitan Water District of Southern California, Refunding RB:
Series B, 5.00%, 7/01/35	6,827	7,156,042
Series C, 5.00%, 7/01/35	13,375	14,489,884
San Diego Community College District California, GO (AGM):
Election of 2002, 5.00%, 5/01/30	20,000	21,406,600
Election of 2006, 5.00%, 8/01/32	18,000	19,168,740
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	4,500	4,742,145
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.38%, 8/01/34	15,000	16,374,900
San Francisco City & County Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/39	23,000	24,678,080
San Jose Financing Authority, Refunding RB, Civic Center Project, Series B (AMBAC), 5.00%, 6/01/32	9,060	9,088,992
Sequoia Union High School District California, GO, Refunding RB, Election of 2004, Series B (AGM), 5.50%, 7/01/35	10,055	10,660,814
University of California, RB, Series O, 5.25%, 5/15/39	20,695	22,592,663
		254,736,374

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Colorado — 0.0%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	$1,580	$1,666,038
Florida — 3.4%
City of Tallahassee Florida (NPFGC), 5.00%, 10/01/37	10,000	10,426,000
Florida State Board of Education, GO:
Capital Outlay 2008, Series E, 5.00%, 6/01/37	39,730	43,652,543
Series 2006C, 5.00%, 6/01/37	65,545	70,048,270
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	6,300	6,862,275
Orange County School Board, COP, Series A (NPFGC), 5.00%, 8/01/30	2,000	2,041,160
		133,030,248
Illinois — 0.6%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	5,000	5,262,350
Illinois Finance Authority, RB, Carle Foundation, Series A (AGM), 6.00%, 8/15/41	15,600	16,553,316
		21,815,666
Indiana — 2.6%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	31,460	32,271,039
Indianapolis Local Public Improvement Bond Bank, RB, PILOT, Infrastructure Project F (AGM), 5.00%, 1/01/40	7,000	7,386,750
Indianapolis Local Public Improvement Bond Bank, Refunding RB:
PILOT, Infrastructure Project, Series F (AGM), 5.00%, 1/01/35	23,550	24,918,490
Waterworks Project, Series A (AGC), 5.50%, 1/01/38	34,125	37,093,798
		101,670,077
Louisiana — 0.3%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/31	11,950	12,532,562
Massachusetts — 0.8%
Massachusetts School Building Authority, RB:
Series A (AGM), 5.00%, 8/15/30	15,000	15,724,950
Series A (AGM), 5.00%, 8/15/30	5,000	5,241,650
Massachusetts State School Building Authority, RB, Dedicated Sales Tax, Series A, 5.00%, 8/15/37	10,000	10,609,900
		31,576,500
Nebraska — 0.3%
Omaha Public Power District, RB, Series A, 5.00%, 2/01/43	10,000	10,515,000

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	11

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New York — 0.7%
New York City Municipal Water Finance Authority, Refunding RB, Series A, 5.13%, 6/15/34	$8,935	$9,162,298
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	2,010	2,294,676
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	13,931	15,089,826
		26,546,800
Ohio — 0.6%
County of Hamilton Ohio, Refunding RB, Sub-Series A (AGM), 5.00%, 12/01/32	20,000	20,707,200
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	1,000	1,062,500
		21,769,700
Pennsylvania — 0.5%
Pennsylvania HFA, Refunding RB, Series 105C, 5.00%, 10/01/39	19,460	19,862,433
Texas — 3.9%
City of Houston Texas, RB, Sub Lien (AGM), 5.00%, 7/01/32	11,980	12,063,740
City of Houston Texas, Refunding RB, Combined, First Lien, Series A:
(AGC), 5.38%, 11/15/38	26,160	28,791,435
(NPFGC), 5.13%, 5/15/28	20,000	21,323,200
City of San Antonio Texas, Refunding RB, 5.00%, 2/01/32	29,210	30,890,159
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	10,000	10,733,800
Dallas Area Rapid Transit, Refunding RB, Senior Lien (AMBAC), 5.00%, 12/01/36	27,860	29,360,794
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	8,500	8,995,720
Harris County Flood Control District, RB, Refunding Contract Tax, Series A, 5.00%, 10/01/39	10,000	10,915,700
		153,074,548
Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A:
5.00%, 11/01/34	8,500	9,030,315
5.00%, 11/01/36	15,715	16,695,450
State of Washington, GO, Series D (AGM), 5.00%, 1/01/28	10,000	10,535,600
		36,261,365
Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	2,499	2,544,396

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 25.3%		$981,876,004
US Government Sponsored Agency Securities
Ginnie Mae MBS Certificates, 6.00%, 11/15/31	$1	1,496
Total Long-Term Investments (Cost – $3,705,930,557) – 101.1%		3,919,071,164

Short-Term Securities
Michigan — 0.2%
Michigan Finance Authority, RB, SAN, Detroit Schools, Series-A1, 6.45%, 2/20/12	7,600	7,600,000

	Shares
Money Market — 8.9%
FFI Institutional Tax-Exempt Fund, 0.01% (g)(h)	344,198,413	344,198,413
Total Short-Term Securities (Cost – $351,798,413) – 9.1%		351,798,413
Total Investments (Cost — $4,057,728,970*) - 110.2%		$4,270,869,577
Other Assets Less Liabilities – 1.7%		64,995,710
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (11.9)%		(460,375,224)
Net Assets – 100.0%		$3,875,490,063

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate Cost	$4,057,728,970
Gross unrealized appreciation	$224,917,897
Gross unrealized depreciation	(11,777,290)
Net unrealized appreciation	$213,140,607

(a)	Issuer filed for bankruptcy and/or is in default of interest payments.

(b)	Non-income producing security.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Securities represent bonds transferred to a TOB trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	12

Schedule of Investments (concluded)	BlackRock National Municipal Fund

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2011	Net Activity	Shares Held at September 30, 2011	Income
FFI Institutional Tax-Exempt Fund	127,360,041	216,838,372	344,198,413	$2,620

(h)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$3,919,071,164	—	$3,919,071,164
Short-Term Securities	$344,198,413	7,600,000	—	351,798,413
Total	$344,198,413	$3,926,671,164	—	$4,270,869,577

1 See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	13

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
Mobile Industrial Development Board, RB, Alabama Power Co. Barry Project, Series B, 4.88%, 3/19/13 (a)	$3,270	$3,457,829
Arizona — 0.8%
Arizona State Transportation Board, RB, Maricopa County Regional Area Road, 5.00%, 7/01/12	3,250	3,366,252
Yavapai County IDA, RB, Waste Management Inc. Project, Series A, Mandatory Put Bonds, AMT, 2.88%, 3/01/13 (a)	5,000	5,099,700
		8,465,952
California — 10.0%
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series C, Mandatory Put Bonds, 5.00%, 7/02/12 (a)	2,300	2,377,395
California State Department of Water Resources, Refunding RB:
Series L, 5.00%, 5/01/12	10,000	10,277,000
Series M, 3.00%, 5/01/13	3,095	3,218,738
Series M, 5.00%, 5/01/14	35,000	38,943,100
California State Pollution Control Financing Authority, Refunding RB, Series A, AMT, 1.45%, 11/01/11 (a)	15,000	14,999,850
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A,
5.00%, 4/01/13	5,150	5,494,123
Kaiser Permanente, Series A,
5.00%, 4/01/14	1,000	1,098,890
Proposition 1A Receivables
Program, 5.00%, 6/15/13	3,730	3,988,154
City of Long Beach California, Refunding RB, Series B, AMT (NPFGC), 5.50%, 5/15/14	5,215	5,770,658
Los Angeles County Schools California, Pooled Participation Certificates, Series F-2, 2.00%, 2/01/12	4,300	4,319,350

Municipal Bonds	Par (000)	Value
California (concluded)
Los Angeles Department of Water & Power, RB, Power System, Series A, 2.00%, 7/01/12	$6,000	$6,078,900
Los Angeles Unified School District California, GO, Election of 2004, Series H (AGM), 4.50%, 7/01/12	6,000	6,189,780
		102,755,938
Colorado — 1.2%
City & County of Denver Colorado, RB, Series A, AMT, 3.00%, 11/15/12	3,000	3,084,060
City & County of Denver Colorado, Refunding RB, Series B (FGIC), 5.50%, 11/15/14	3,500	3,519,635
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series B, Mandatory Put Bonds, 5.00%, 11/08/12 (a)	5,000	5,249,000
		11,852,695
Connecticut — 4.0%
Connecticut Municipal Electric Energy Cooperative, Refunding RB, Series A (AGC), 5.00%, 1/01/14	2,115	2,316,898
Connecticut State Development Authority, Refunding RB, Pollution Control, Series B, 1.25%, 9/03/13 (a)(b)	10,000	10,000,000
State of Connecticut, GO, Economic Recovery, Series A:
5.00%, 1/01/13	11,500	12,161,825
5.00%, 1/01/14	7,280	8,011,203
State of Connecticut, RB, Transportation Infrastructure, Series A, 5.00%, 11/01/14	2,700	3,059,694
State of Connecticut, Special Tax Bonds, Transportation Infrastructure, Series A, 5.00%, 11/01/13	5,000	5,472,900
		41,022,520

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ERS	Extendible Reset Securities
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
HDA	Housing Development Authority
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PCRB	Pollution Control Revenue Bonds
RB	Revenue Bonds
SAN	State Aid Notes
VRDN	Variable Rate Demand Note

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Delaware — 2.2%
Delaware State Economic Development Authority, Refunding RB, Pollution Control Delmarva, 0.75%, 6/01/12 (a)	$7,000	$7,010,500
State of Delaware, GO, Refunding, Series 2009C, 5.00%, 10/01/13	7,700	8,412,327
University of Delaware, RB, Series A, 0.85%, 6/04/13 (a)	7,000	7,046,760
		22,469,587
District of Columbia — 0.5%
Metropolitan Washington Airports Authority, RB, Series A, AMT (NPFGC), 5.25%, 10/01/13	5,000	5,423,450
Florida — 4.9%
County of Escambia Florida, Refunding RB, Gulf Power Co. Project, First Series, Mandatory Put Bonds, 2.00%, 4/03/12 (a)	9,000	9,063,180
Florida State Board of Education, GO, Refunding, Public Education, Series C, 5.00%, 6/01/12	5,000	5,159,350
Florida State Department of Environmental Protection, RB, Florida Forever, Series A, 5.00%, 7/01/13	4,675	5,028,804
Florida State Department of Environmental Protection, Refunding RB, Series C, 4.00%, 7/01/12	8,500	8,736,300
Florida State Department of Transportation, Refunding RB, Department of Transportation, Series A, 5.00%, 7/01/12	4,575	4,736,543
Highlands County Health Facilities Authority, RB, Hospital, Adventist Health System/Sunbelt, Mandatory Put Bonds, 3.95%, 9/01/12 (a)	6,000	6,185,700
Jacksonville Electric Authority Florida, Refunding RB:
Issue 2, 17th Series, 5.25%, 10/01/12	5,000	5,020,100
St. Johns River Power Park System, Issue 2, Series 23, 3.00%, 10/01/12 (b)	5,920	6,082,031
		50,012,008
Georgia — 2.1%
Burke County Development Authority, Refunding RB, Georgia Power Co. Plant Vogtle Project, Mandatory Put Bonds (a):
5.05%, 1/12/12	6,000	6,075,000
0.80%, 6/21/12	10,535	10,548,063
De Kalb County School District, GO, 5.00%, 2/01/13	5,000	5,298,850
		21,921,913

Municipal Bonds	Par (000)	Value
Hawaii — 1.0%
State of Hawaii, Refunding RB, AMT:
4.00%, 7/01/13 (b)	$1,000	$1,051,910
5.00%, 7/01/14 (b)	5,000	5,467,250
Series B, 5.00%, 7/01/13	4,000	4,276,960
		10,796,120
Idaho — 0.9%
Idaho Housing & Finance Association, RB, Unemployment Compensation, 5.00%, 8/15/14	8,585	9,582,234
Illinois — 3.6%
City of Chicago Illinois, RB, O’Hare International Airport, General, Third Lien, Series A, 5.00%, 1/01/13	12,355	12,930,496
Illinois Finance Authority, RB, University of Chicago, Series B, 5.00%, 7/01/13	2,000	2,156,860
Railsplitter Tobacco Settlement Authority, RB, 4.00%, 6/01/13	12,690	13,273,232
State of Illinois, GO:
Refunding, 5.00%, 1/01/13	2,555	2,675,315
Series B, 5.00%, 3/01/13	5,340	5,623,447
		36,659,350
Indiana — 0.7%
Indiana Finance Authority, RB, Water Utilities, Citizens Energy Group Project, 3.00%, 10/01/14	5,000	5,187,700
Indiana State Health Facility Financing Authority, RB, Ascension Health, Series A1, 5.00%, 11/01/27 (a)	2,265	2,416,619
		7,604,319
Iowa — 0.3%
Iowa Higher Education Loan Authority, RB, Private College Facility:
4.00%, 12/01/12	1,500	1,564,920
4.00%, 12/01/13	1,150	1,238,033
		2,802,953
Kansas — 1.2%
Johnson County Unified School District No. 229 Blue Valley, GO, Refunding, Series B, 4.00%, 10/01/13	6,745	7,234,485
Kansas State Department of Transportation, Refunding RB, Series A, 5.00%, 9/01/12	5,000	5,216,200
		12,450,685
Kentucky — 1.9%
Kentucky Economic Development Finance Authority, Refunding RB, Baptist Healthcare System, Series A, 5.00%, 8/15/12	2,650	2,751,097
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 87 (FGIC), 5.00%, 3/01/12	2,000	2,038,540

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kentucky (concluded)
Louisville/Jefferson County Metropolitan Government, Refunding RB, Louisville Gas & Electric Project, Mandatory Put Bonds, 1.90%, 4/02/12 (a)	$15,000	$15,089,550
		19,879,187
Louisiana — 2.5%
State of Louisiana, GO, Refunding:
Series A (NPFGC), 5.00%, 8/01/14	12,000	13,479,600
Series B, 5.00%, 4/15/12	4,220	4,328,834
State of Louisiana, GO, Series A, 5.00%, 5/01/13	7,075	7,591,404
		25,399,838
Maine — 0.2%
Maine Municipal Bond Bank, RB, Series D, 5.00%, 11/01/12	1,460	1,534,781
Massachusetts — 3.6%
Commonwealth of Massachusetts, GO, Consolidated Loan, Series A, 5.00%, 8/01/12	1,180	1,226,882
Commonwealth of Massachusetts, GO, Refunding, Consolidated Loan, Series D (NPFGC):
5.50%, 11/01/12	4,235	4,475,040
6.00%, 11/01/13	5,000	5,572,200
Massachusetts Bay Transportation Authority, Refunding RB, General Transportation System, Series A (NPFGC), 5.80%, 3/01/12	3,745	3,831,322
Massachusetts State Department of Transportation, Refunding RB, Senior Series B, 5.00%, 1/01/14	12,155	13,206,772
University of Massachusetts Building Authority, RB, Senior Series 1, 5.00%, 11/01/13	7,555	8,246,358
		36,558,574
Michigan — 1.1%
City of Detroit Michigan, Refunding RB, Series C (NPFGC), 5.00%, 7/01/14	2,500	2,724,425
Michigan Finance Authority, RB, SAN, Series C-2, 2.00%, 8/20/12	3,000	3,045,570
Michigan State Hospital Finance Authority, RB, Ascension Health Senior Center, 1.35%, 4/01/13 (a)	2,300	2,333,925
State of Michigan GO, Refunding, 5.25%, 12/01/12	3,000	3,154,890
		11,258,810
Minnesota — 2.2%
State of Minnesota, GO, Various Purpose, Series H, 5.00%, 11/01/12	15,000	15,759,750
State of Minnesota, GO, Refunding, State Various Purpose, Series D, 5.00%, 8/01/14	6,000	6,747,060
		22,506,810

Municipal Bonds	Par (000)	Value
Missouri — 1.4%
County of Jackson Missouri, RB, Harry S. Truman Sports Complex (AMBAC), 5.00%, 12/01/12	$2,000	$2,092,220
Missouri State Health & Educational Facilities Authority, RB, Ascension Health Senior Credit, Series C-4, Mandatory Put Bonds, 1.25%, 5/16/12 (a)	12,000	12,075,120
		14,167,340
Nebraska — 0.3%
Nebraska Public Power District, Refunding RB, General, Series B-1 (NPFGC), 5.00%, 1/01/14	3,000	3,282,840
Nevada — 1.3%
Clark County School District, GO, Limited Tax, Building, Series C, 5.00%, 6/15/13	6,305	6,750,448
Clark County School District, GO, Refunding, Series B (NPFGC), 5.00%, 6/15/12	6,000	6,194,280
		12,944,728
New Jersey — 4.4%
County of Essex New Jersey, GO, Improvement, Series A, 5.00%, 8/01/13	2,290	2,468,918
Gloucester County Improvement Authority, Refunding RB, Waste Management Inc. Project, Series A, Mandatory Put Bonds, 2.63%, 12/03/12 (a)	4,625	4,698,352
New Jersey State Housing & Mortgage Finance Agency, RB, Series B (AGM), 1.15%, 11/01/12	6,800	6,829,580
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.25%, 12/15/12	4,990	5,259,660
State of New Jersey, GO, Refunding:
4.00%, 8/01/12	7,115	7,334,142
Series Q, 4.00%, 8/15/13	18,000	19,156,680
		45,747,332
New Mexico — 0.8%
New Mexico Finance Authority, Refunding RB, Senior Lien, Series A, 5.00%, 6/15/13	8,000	8,632,000
New York — 13.2%
City of New York New York, GO, Refunding:
Series B, 5.00%, 8/01/13	22,750	24,618,685
Series B (NPFGC), 5.75%, 8/01/13	3,050	3,187,098
Series C, 5.00%, 8/01/13	8,225	8,900,601
Series D, 5.00%, 2/01/13	2,000	2,120,660
Series H, 5.00%, 8/01/12	3,400	3,533,994
Long Island Power Authority, RB, Series 2010A, 5.00%, 5/01/14	4,400	4,830,848

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York City Transitional Finance Authority, Future Tax Secured, Sub Series E, RB:
4.00%, 11/01/12	$3,000	$3,122,490
5.00%, 11/01/13	2,000	2,186,800
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Sub-Series D-2, 5.00%, 11/01/12	20,315	21,364,676
New York State Dormitory Authority, RB, General Purpose:
Series A, 5.00%, 3/15/15	5,560	6,362,308
Series E, 5.00%, 2/15/13	5,865	6,237,486
New York State Dormitory Authority, Refunding RB:
Mount Sinai School of Medicine, Series A, 5.00%, 7/01/14	1,195	1,294,532
State University Educational Facilities, 3rd General Resolution, Series B, Mandatory Put Bonds, 5.25%, 5/15/12 (a)	6,000	6,172,800
New York State Energy Research & Development Authority, Refunding RB, Consolidated Edison Co. of New York Inc. Project, Mandatory Put Bonds, AMT, 1.45%, 11/01/12 (a)	5,000	5,026,550
New York State Environmental Facilities Corp., RB, Waste Management Inc. Project, Series A, Mandatory Put Bonds, 2.50%, 1/02/13 (a)	5,000	5,057,550
New York State Local Government Assistance Corp., Refunding RB, Sub Lien, Series A, 5.00%, 4/01/15	7,000	8,034,460
New York State Thruway Authority, Refunding RB:
General, Second Series B (NPFGC), 5.00%, 4/01/13	5,550	5,920,851
Series A, 5.00%, 4/01/12	5,000	5,120,800
New York State Urban Development Corp., Refunding RB, Service Contract, Series A-1, 5.00%, 1/01/13	7,320	7,730,798
State of New York, GO, Refunding, Series C, 5.00%, 4/15/12	5,285	5,424,260
		136,248,247
North Carolina — 3.4%
County of Mecklenburg, GO, Refunding, Series C, 5.00%, 2/01/13	9,400	9,986,654
County of Wake North Carolina, GO, Refunding, Series C, 5.00%, 3/01/12	5,185	5,289,270
State of North Carolina, GO, Public Improvement, Series A, 5.00%, 3/01/13	9,000	9,595,980

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
State of North Carolina, RB, Series A, 5.00%, 5/01/13	$8,055	$8,644,223
University of North Carolina at Chapel Hill, RB, Series A, 4.00%, 2/01/13	1,605	1,673,261
		35,189,388
Ohio — 1.4%
Ohio Air Quality Development Authority, Refunding PCRB, FirstEnergy, Series D, Mandatory Put Bonds, 4.75%, 8/01/12 (a)	10,000	10,289,900
Ohio State University, Refunding RB, Series A, 5.00%, 12/01/12	4,000	4,216,880
		14,506,780
Oregon — 0.5%
City of Portland Oregon, Refunding RB, Second Lien, Series A, 5.00%, 3/01/14	4,950	5,477,422
Pennsylvania — 5.6%
City of Philadelphia Pennsylvania, Refunding RB, Series A (AGM), 5.00%, 6/15/13	9,000	9,685,440
Commonwealth of Pennsylvania, GO:
First Series, 5.00%, 3/15/13	7,455	7,956,274
First, Series A, 5.00%, 2/15/13	8,280	8,805,614
Commonwealth of Pennsylvania, GO, Refunding:
5.00%, 7/15/12	2,500	2,593,775
Second Series (NPFGC), 5.00%, 7/01/12	13,000	13,464,100
Pennsylvania Economic Development Financing Authority, RB:
Convention Center Project, Series A, 5.00%, 6/15/12	4,000	4,122,960
Waste Management Inc. Project, 2.75%, 9/01/13	4,250	4,337,933
Waste Management Inc. Project, Mandatory Put Bonds, 2.63%, 12/03/12 (a)	3,500	3,555,510
Pennsylvania Intergovernmental Cooperation Authority, Special Tax Bonds, Refunding, Philadelphia Funding Program, 5.00%, 6/15/13	3,085	3,318,411
		57,840,017
South Carolina — 0.6%
State of South Carolina, GO, State Highway, Series B, 4.50%, 4/01/12	6,000	6,081,420
Tennessee — 1.3%
County of Shelby Tennessee, GO, Refunding, Series A (AMBAC), 5.00%, 4/01/12	4,000	4,096,320

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Metropolitan Government of Nashville & Davidson County Tennessee, Refunding RB (NPFGC), 5.00%, 1/01/14	$8,110	$8,916,864
		13,013,184
Texas — 9.3%
City of Dallas Texas, GO, 5.00%, 2/15/12	4,775	4,860,520
City of El Paso Texas, Refunding RB, Series A, 4.00%, 3/01/14	2,000	2,158,760
City of Houston Texas, Refunding RB, Sub Lien:
Series A, AMT, 5.00%,
7/01/14	4,000	4,325,320
Series B, 5.00%, 7/01/14	1,500	1,651,935
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series B-1 (NPFGC), 5.00%, 8/15/14	1,295	1,451,164
Dallas ISD, GO, Refunding, 4.50%, 2/15/12	6,000	6,095,040
Gulf Coast Waste Disposal Authority, RB, BP Products North America, Inc. Project, 2.30%, 9/03/13 (a)	4,615	4,698,024
Harris County Cultural Education Facilities Finance Corp., RB, Methodist Hospital System, Series B, 5.25%, 12/01/14	2,600	2,943,590
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Methodist Hospital System:
5.00%, 6/01/12	3,450	3,558,813
5.00%, 6/01/13	10,000	10,724,500
Lower Colorado River Authority, RB, LCRA Transmission Service (AGM), 5.38%, 5/15/12	3,475	3,584,254
Lower Colorado River Authority, Refunding RB:
5.00%, 5/15/13	6,000	6,422,280
5.00%, 5/15/14	5,000	5,549,900
North Texas Tollway Authority, RB, System, First Tier, Series L-2, Mandatory Put Bonds, 6.00%, 1/01/13 (a)	3,700	3,934,950
State of Texas, GO, Refunding, Public Finance Authority:
5.00%, 10/01/12	11,170	11,698,118
Series A, 5.00%, 10/01/12	3,500	3,665,480
Texas A&M University, RB, Financing System, Series D, 5.00%, 5/15/13	3,325	3,573,477
Texas A&M University, Refunding RB, Financing System, Series B, 5.00%, 5/15/12	4,000	4,118,840
Texas Public Finance Authority, RB, Unemployment Compensation, Series A, 5.00%, 7/01/13	10,000	10,802,600
		95,817,565

Municipal Bonds	Par (000)	Value
Utah — 0.7%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/13	$1,400	$1,514,254
State of Utah, GO, Series C, 3.00%, 7/01/12	5,500	5,614,950
		7,129,204
Virginia — 5.2%
County of Fairfax Virginia, GO, Refunding, Public Improvement, Series A, 5.25%, 4/01/12	3,940	4,039,722
County of Fairfax Virginia, GO, Series D, 5.00%, 10/01/13	10,000	10,920,900
Louisa IDA, RB, Virginia Electric & Power Co. Project, Series A, Mandatory Put Bonds, AMT, 2.50%, 3/01/13 (a)	20,000	20,409,400
Virginia Public Building Authority, RB:
Series B, 5.00%, 8/01/12	7,185	7,470,604
Series C, 5.00%, 8/01/12	1,000	1,039,750
Virginia Public School Authority, RB, School Educational Technology Notes, Series IX, 5.00%, 4/15/12	4,065	4,171,584
Virginia Public School Authority, Refunding RB, Series A, 5.00%, 8/01/12	1,000	1,040,360
Virginia Resources Authority, Refunding RB, Series A, 4.00%, 10/01/12	4,145	4,298,655
		53,390,975
Washington — 2.7%
City of Seattle Washington, GO, Refunding, Limited Tax, Series B, 5.00%, 8/01/13	5,000	5,425,150
City of Seattle Washington, Refunding RB, Improvement, Series B, 5.00%, 2/01/14	10,000	11,035,400
State of Washington, GO, Refunding, Various Purpose, Series R-2011B, 5.00%, 7/01/14	10,000	11,199,400
		27,659,950
Total Long-Term Investments (Cost – $991,738,825) – 97.3%		1,001,543,945

Short-Term Securities
Illinois — 1.8%
Regional Transit Authority, Refunding RB, ERS, VRDN, Series B, 1.00%, 6/01/25	18,800	18,800,000
Michigan — 1.1%
Michigan State HDA, 1.00%, 11/01/11	11,200	11,200,000

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	5

Schedule of Investments (concluded)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
Money Market — 0.0%
FFI Institutional Tax-Exempt Fund, 0.01% (c)(d)	156,620	$156,620
Total Short-Term Securities (Cost – $30,156,620) – 2.9%		30,156,620
Total Investments (Cost — $1,021,895,445*) - 100.2%		$1,031,700,565
Liabilities in Excess of Other Assets – (0.2)%		(1,932,500)
Net Assets – 100.0%		$1,029,768,065

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,021,895,445
Gross unrealized appreciation	$10,599,215
Gross unrealized depreciation	(794,095)
Net unrealized appreciation	$9,805,120

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Co., Inc	$10,000,000	$—
Wells Fargo	$6,082,031	$770
Merrill Lynch	$6,519,160	$(24,790)

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2011	Net Activity	Shares Held at September 30, 2011	Income

FFI Institutional Tax-Exempt Fund	1,487,006	(1,330,386)	156,620	$178

(d)	Represents the current yield as of report date.

	•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term investments[1]	—	$1,001,543,945	—	$1,001,543,945
Short-Term Investments	$156,620	30,000,000	—	30,156,620
Total	$156,620	$1,031,543,945	—	$1,031,700,565

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL BOND FUND, INC.	SEPTEMBER 30, 2011	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 23, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 23, 2011